Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
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Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2025 and 2024.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	¥710,680	¥487,450	¥816,038	¥637,335	¥447,048	¥3,098,551
Accumulated depreciation and impairment losses	(213,403)	(10,219)	(486,780)	(230,338)	(325,570)	(1,266,310)

Net carrying amount at April 1, 2023	497,277	477,231	329,258	406,997	121,478	1,832,241

Additions	17,976	193	25,693	69,738	77,919	191,519
Acquisition of subsidiaries and businesses	—	270	93	699	874	1,936
Disposals (1)	(527,769)	(3,750)	(1,951)	(5,494)	(2,161)	(541,125)
Depreciation	(17,311)	—	(24,820)	(88,874)	(24,383)	(155,388)
Impairment losses	—	(125)	(3,803)	—	(240)	(4,168)
Exchange differences	29,827	714	2,297	12,407	7,263	52,508
Others	—	763	8,413	2,273	(41,879)	(30,430)

Net carrying amount	—	475,296	335,180	397,746	138,871	1,347,093

Cost	—	484,383	831,805	663,825	479,797	2,459,810
Accumulated depreciation and impairment losses	—	(9,087)	(496,625)	(266,079)	(340,926)	(1,112,717)

Net carrying amount at March 31, 2024	—	475,296	335,180	397,746	138,871	1,347,093

Additions	—	1,856	25,813	64,596	74,568	166,833
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	—	(8,037)	(3,435)	(4,097)	(3,275)	(18,844)
Depreciation	—	—	(23,023)	(87,449)	(28,401)	(138,873)
Impairment losses	—	(506)	(3,277)	(92)	(1,586)	(5,461)
Exchange differences	—	(612)	(275)	(1,536)	21	(2,402)
Others	—	322	4,198	(2,599)	(31,265)	(29,344)

Net carrying amount	—	468,319	335,181	366,569	148,933	1,319,002

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	—	475,388	833,636	639,685	495,240	2,443,949
Accumulated depreciation and impairment losses	—	(7,069)	(498,455)	(273,116)	(346,307)	(1,124,947)

Net carrying amount at March 31, 2025	¥—	¥468,319	¥335,181	¥366,569	¥148,933	¥1,319,002

(1)	Disposals include assets for rent owned by SMBC Rail Services LLC, which has no longer been the Company’s subsidiary from December 2023.
The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.
The Group had ¥9,191 million and ¥4,520 million of contractual commitments to acquire property, plant and equipment at March 31, 2025 and 2024, respectively.